Transactions with Related Parties - Charter Revenues (Table) (Details)	12 Months Ended
Dec. 31, 2018
M/T Amore Mio II
Related Party Transaction
Time Charter (TC) in years	0.9
Commencement of Charter	08/2016
Termination or earliest expected redelivery	09/2017
Gross Daily Hire Rate	$21.0
Net Daily Hire Rate	$20.7
M/T Aristotelis
Related Party Transaction
Time Charter (TC) in years	1.0
Commencement of Charter	01/2017
Termination or earliest expected redelivery	03/2018
Gross Daily Hire Rate	$13.8
Net Daily Hire Rate	$13.6